CONDENSED STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Operating costs	$ 1,125,460
Loss from operations	(1,125,460)
Other income:
Change in fair value of warrant liability	(7,487,000)
Interest earned on marketable securities held in Trust Account	91,362
Offering costs allocated to warrant liability	(667,259)
Total other income, net	8,062,897
Net income	$ (9,188,357)
Class A common stock
Other income:
Basic and diluted net income per share | $ / shares	$ 0.00
Class B common stock
Other income:
Basic and diluted net income per share | $ / shares	$ (1.68)
Redeemable Class A Common Stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 91,362
Weighted average shares outstanding of ordinary shares | shares	23,000,000
Basic Net income per share | $ / shares	$ 0.00
Weighted average shares outstanding of redeemable ordinary shares | shares	23,000,000
Non Redeemable Class B Common Stock
Other income:
Weighted average shares outstanding of ordinary shares | shares	5,529,817
Basic Net income per share | $ / shares	$ (1.68)
Weighted average shares outstanding of ordinary shares | shares	5,529,817
Weighted average shares outstanding of redeemable ordinary shares | shares	5,529,817
Diluted net income per share | $ / shares	$ (1.68)